Debt (Tables)	12 Months Ended
Dec. 31, 2014
Combined Schedule of Current and Noncurrent Debt and Capital Lease Obligations

Changes to debt during 2014 are as follows:

	(dollars in millions)
	Debt Maturing within One Year	Long-term Debt	Total
Balance at January 1, 2014	$3,933	$89,658	$93,591
Proceeds from long-term borrowings	–	30,967	30,967
Verizon Notes	–	5,000	5,000
Preferred Stock (Mandatorily Redeemable)	–	1,650	1,650
Repayments of long-term borrowings and capital leases obligations	(4,022)	(13,647)	(17,669)
Decrease in short-term obligations, excluding current maturities	(475)	–	(475)
Reclassifications of long-term debt	2,739	(2,739)	–
Other	560	(353)	207

Balance at December 31, 2014	$2,735	$110,536	$113,271

Debt Maturing within One Year

Debt maturing within one year is as follows:

	(dollars in millions)
At December 31,	2014	2013
Long-term debt maturing within one year	$2,397	$3,486
Short-term notes payable	319	–
Commercial paper and other	19	447

Total debt maturing within one year	$2,735	$3,933

Long-term Debt Table

Outstanding long-term debt obligations are as follows:

			(dollars in millions)
At December 31,	Interest Rates %	Maturities	2014	2013
Verizon Communications–notes payable and other	0.30 – 3.85	2015 – 2042	$27,617	$20,416
	4.15 – 5.50	2018 – 2054	40,701	20,226
	5.85 – 6.90	2018 – 2054	24,341	31,965
	7.35 – 8.95	2018 – 2039	2,264	5,023
	Floating	2015 – 2025	14,600	5,500

Verizon Wireless–notes payable and other	8.75 – 8.88	2015 – 2018	676	3,931
Verizon Wireless–Alltel assumed notes	6.80 – 7.88	2029 – 2032	686	1,300
Telephone subsidiaries—debentures	5.13 – 6.86	2027 – 2033	1,075	1,075
	7.38 – 7.88	2022 – 2032	1,099	1,099
	8.00 – 8.75	2019 – 2031	880	880

Other subsidiaries—debentures and other	6.84 – 8.75	2018 – 2028	1,432	1,700

Capital lease obligations (average rate of 4.0% and 8.1% in 2014 and 2013, respectively)			516	293
Unamortized discount, net of premium			(2,954)	(264)

Total long-term debt, including current maturities			112,933	93,144
Less long-term debt maturing within one year			2,397	3,486

Total long-term debt			$110,536	$89,658

Schedule of Notes Repurchased as part of a Tender Offer

On March 10, 2014, we announced the commencement of a tender offer (the Tender Offer) to purchase for cash any and all of the series of notes listed in the following table:

(dollars in millions, except for Purchase Price)	Interest Rate	Maturity	Principal Amount Outstanding	Purchase Price (1)	Principal Amount Purchased
Verizon Communications	6.10%	2018	$1,500	$1,170.07	$748
	5.50%	2018	1,500	1,146.91	763
	8.75%	2018	1,300	1,288.35	564
	5.55%	2016	1,250	1,093.62	652
	5.50%	2017	750	1,133.22	353
Cellco Partnership and Verizon Wireless Capital LLC	8.50%	2018	1,000	1,279.63	619
Alltel Corporation	7.00%	2016	300	1,125.26	157
GTE Corporation	6.84%	2018	600	1,196.85	266

					$4,122

(1)	Per $1,000 principal amount of notes

Schedule of Notes Included in Exchange Offer

The table below lists the series of Old Notes included in the July Exchange Offers for the 2020 New Notes:

(dollars in millions)	Interest Rate	Maturity	Principal Amount Outstanding	Principal Amount Accepted For Exchange
Verizon Communications	3.65%	2018	$4,750	$2,052
	2.50%	2016	4,250	1,068

				$3,120

The table below lists the series of Old Notes included in the July Exchange Offers for the 2046 New Notes:

(dollars in millions)	Interest Rate	Maturity	Principal Amount Outstanding	Principal Amount Accepted For Exchange
Verizon Communications	6.40%	2033	$6,000	$1,645
	7.75%	2030	2,000	794
	7.35%	2039	1,000	520
	7.75%	2032	400	149
Alltel Corporation	7.875%	2032	700	248
	6.80%	2029	300	65

				$3,421

The table below lists the series of Old Notes included in the July Exchange Offers for the 2054 New Notes:

(dollars in millions)	Interest Rate	Maturity	Principal Amount Outstanding	Principal Amount Accepted For Exchange
Verizon Communications	6.55%	2043	$15,000	$4,330
	6.40%	2038	1,750	–
	6.90%	2038	1,250	–

				$4,330

Maturities of Long-term Debt	Maturities of long-term debt outstanding at December 31, 2014 are as follows:

Years	(dollars in millions)
2015	$2,397
2016	6,114
2017	3,911
2018	6,529
2019	6,088
Thereafter	87,894